BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current ASSETS:
Cash	$ 1,659,434	$ 1,906,348
Prepaid expenses	172,090	237,088
Total current assets	1,856,524	2,143,436
Investments held in trust account	232,307,702	232,301,973
Total assets	234,164,226	234,445,409
Current liabilities:
Accrued Offering Costs, Current	87,082	49,934
Total current liabilities	87,082	49,934
Long term liabilites:
Warrant liability	24,632,000	33,660,000
Deferred underwriting fee payable		8,050,000
Total liabilities	32,769,082	41,759,934
Commitments and Contingencies
Class A Common Shares Subject to Redemption, 18,582,720 shares at $10.10 per share	196,395,143	187,685,474
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 stocks authorized; none issued and outstanding
Additional Paid in Capital	9,235,826	17,970,408
Accumulated Deficit	(4,236,755)	(12,971,424)
Total shareholders' equity	5,000,001	5,000,001
Total Liabilities and Shareholders' Equity	234,164,226	234,445,409
Class A Common Stock
Long term liabilites:
Class A Common Shares Subject to Redemption, 18,582,720 shares at $10.10 per share		187,685,474
Shareholders' Equity:
Common share	355	442
Total shareholders' equity	355	442
Class B ordinary shares
Shareholders' Equity:
Common share	575	575
Total shareholders' equity	$ 575	$ 575